UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22073

                      HIGHLAND CAPITAL MULTI-STRATEGY FUND
               (Exact name of registrant as specified in charter)

                                  NexBank Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                                  NexBank Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287

                      Date of fiscal year end: DECEMBER 31

                     Date of reporting period: JUNE 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                      HIGHLAND CAPITAL MULTI-STRATEGY FUND
                       Statement of Assets and Liabilities
                                 June 30, 2008
                                   (unaudited)

Assets:
Cash                                                                            $  131,066
Prepaid offering costs                                                                   -
                                                                                -----------
        Total assets                                                               131,066

Liabilities:
     Payable for organization expenses                                              47,268
     Payable for professional fees                                                       -
                                                                                -----------
        Total liabilities                                                           47,268
Net Assets                                                                      $   83,798
                                                                                ===========
COMPOSITION OF NET ASSETS:
        Common stock at par (Note 1)                                            $       10
        Paid-in capital in excess of par                                           157,724
        Accumulated net investment loss                                            (73,936)
                                                                                -----------
Net assets, June 30, 2008                                                       $   83,798
                                                                                ===========
Common shares of beneficial interest issued and outstanding                       9,183.67
                                                                                ===========
Net asset value per share, par value $0.001, unlimited shares authorized        $     9.12
                                                                                ===========

                       HIGHLAND CAPITAL MULTI-STRATEGY FUND
                             Statement of Operations
                      For the six months ended June 30, 2008
                                   (unaudited)

Investment income                                     $       -
Expenses
     Accounting fees                                      1,466
     Organization expenses                                2,380
     Professional fees                                        -
                                                      ----------
        Net investment loss                           $  (3,846)
                                                      ==========

                      HIGHLAND CAPITAL MULTI-STRATEGY FUND
                       STATEMENT OF CHANGES IN NET ASSETS
      FOR THE PERIOD DECEMBER 31, 2007 (DATE OF INCEPTION) TO JUNE 30, 2008


                                                                                6 MONTHS
                                                                                 ENDED                YEAR ENDED
Increase (Decrease) in Net Assets                                            JUNE 30, 2008           DECEMBER 31,
                                                                              (UNAUDITED)                2007
Operations:
     Net investment loss                                                      $     (3,846)             (70,090)
                                                                              -------------           ----------
     Net decrease in net assets resulting from operations                           (3,846)             (70,090)
                                                                              -------------           ----------
Capital Share Transactions
     Net proceeds from the issuance of common shares                                     -              180,000
     Write off of Offering Costs                                                   (22,266)
                                                                              -------------           ----------
     Total increase in Net Assets                                                  (26,112)             109,910
                                                                              -------------           ----------
Net Assets
     Beginning of period                                                           109,910                    -
                                                                              -------------           ----------
     End of period (including accumulated net investment loss of $70,090)     $     83,798              109,910
                                                                              =============           ===========

                            HIGHLAND CAPITAL MULTI-STRATEGY FUND
                                    FINANCIAL HIGHLIGHTS

                                                                          PERIOD FROM
                                                                       DECEMBER 31, 2007      PERIOD FROM
                                                                            THROUGH         OCTOBER 31, 2007
                                                                         JUNE 30, 2008          THROUGH
                                                                           (UNAUDITED)     DECEMBER 31, 2007
                                                                       ---------------------------------------
Net asset value, beginning of period                                     $      11.97         $      12.78
Issuance of common shares                                                           -                    -
Write off of Offering Costs                                                     (2.42)
Net increase/(decrease) in net assets resulting from operations                 (0.42)               (0.81)
                                                                       ---------------------------------------
Net asset value, end of period                                           $       9.12         $      11.97
                                                                       =======================================
RATIOS AND SUPPLEMENTAL DATA
Net asset value, end of period                                           $     83,798         $    109,910
Average net assets                                                       $     96,854         $    113,660
Common shares outstanding at end of period                                      9,184                9,184
Total expenses / average net assets  (1)                                        3.97%                6.60%
Net investment loss / average net assets  (1)                                   3.97%                6.60%
Net decrease in net assets resulting from operations / average                  3.97%                6.60%
      net assets  (1)

--------------------
(1)   Not annualized

HIGHLAND CAPITAL MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1:  ORGANIZATION

Highland Capital Multi-Strategy Fund (the "Trust") was organized as a Delaware statutory trust on May 23, 2007, and is registered as a continuously offered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Trust has had no operations other than a sale to Highland Capital Management, L.P. (the "Investment Adviser"), the Trust's Investment Adviser, of 9,183.67 common shares (the "Shares"). The Trust's investment objectives are to provide both current income and capital appreciation.

Shares will be sold only to investors who have a net worth of more than $1,500,000 (with their spouses) or who otherwise meet the requirements for a "qualified client" as defined in Rule 205-3 under the Investment Advisers Act of 1940 (the "Advisers Act").

The Trust may issue an unlimited number of shares and is engaged in a continuous public offering of its Shares. Generally, the stated minimum initial investment in the Trust is $100,000, which minimum is subject to waiver. Investors may pay to UBS Financial or their selected dealers a sales load of 0.00% to 2.00%.

NOTE 2:  ACCOUNTING POLICIES

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Organization expenses of $62,590 incurred by the Trust have been expensed. Offering costs, estimated to be approximately $750,000, will be amortized to expense over twelve months on a straight-line basis at the time common shares are sold. The Investment Adviser, or an affiliate, directly provided certain organizational services to the Trust at no expense. The costs of such services are not material. The offering costs reflected above assume the sale of 5,000,000 Shares.

NOTE 3:  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to an investment advisory agreement between the Investment Adviser and the Trust, the Trust has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of 2.00% of the Trust's Managed Assets. The Trust's "Managed Assets" means the total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred shares or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust's investment objectives and policies, and/or (iv) any other means. Additionally the Trust has agreed to pay an incentive fee, payable annually, such that after receipt thereof the Investment Adviser will have received from the Trust 20.00% of any positive net change in net assets from operations of the Trust during each calendar year. The Incentive Fee shall be payable as of December 31 of each year and shall be paid no later than completion of the audit of the Trust for such year. The Trust's Board of Trustees approved the Investment Advisory Agreement at an in-person meeting on September 7, 2007.

Pursuant to an administration services agreement between the Investment Adviser and the Trust, the Trust has agreed to pay the Investment Adviser an annual fee, payable monthly, at the annual rate equal to 0.20% of the Trust's Managed Assets. As of June 30, 2008, the Trust has elected to waive all investment advisory and administration fees.

Pursuant to a sub-administration services agreement between the Investment Adviser and PNC Global Investment Servicing (US), Inc. ("PNC"), the Investment Adviser has retained PFPC to provide administration, bookkeeping and pricing services to the Trust. As compensation for its services, the Investment Adviser has agreed to pay PFPC an annual sub-administration fee, payable monthly, in an amount equal to 0.01% of the Trust's average gross assets.

NOTE 4:  SEMI-ANNUAL REPURCHASE OFFERS

As an interval fund, the Trust has adopted a fundamental policy to offer to repurchase semi-annually a specified percentage (between 5% and 25%) of the Shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to end on the last business day of the months of April and October. It is anticipated that normally the date on which the repurchase price of Shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange (the "NYSE") on such date; however, the Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

NOTE 5:  FEDERAL INCOME TAXES

The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of October 31, 2007, the Fund adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.

NOTE 6:  ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management has evaluated the implications of SFAS 157 and concluded that there is no material impact on the financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 16, 2007 the Board of Trustees of the Fund approved changes to the Nominating Committee Charter, including the addition of Annex A which provides procedures for shareholders to propose nominations for Trustee candidates.

                                     ANNEX A

                      NOMINATING COMMITTEE POLICY REGARDING

                 SELECTION / RECOMMENDATION OF TRUSTEE NOMINEES

A candidate for nomination as Trustee submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee's consideration unless the following qualifications have been met and procedures followed:

     1. A shareholder or group of shareholders (referred to in either case as a "Nominating Shareholder") that beneficially owned, in the aggregate, more than 5% of the Fund's voting common shares, with each of the shares used to calculate that ownership held for at least one year as of the date the recommendation was made, may submit one candidate to the Committee for consideration at an annual meeting of shareholders.

     2. The Nominating Shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

     3. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than 120 calendar days before the date of the Fund's proxy statement released to shareholders in connection with the previous year's annual meeting. If, however, the Fund did not hold an annual meeting in the previous year, or if the date of this year's annual meeting has been changed by more than 30 days from the date of the previous year's annual meeting, then the deadline is a reasonable time before the Fund begins to print and mail its proxy materials.

     4. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Shareholder (the "candidate"); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Shareholder or an Associated Person of the Nominating Shareholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Shareholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Trustees of the Fund; (E) whether the

          Nominating Shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a Trustee or senior officer of public companies, Trusteeships/trusteeships on the boards of other registered investment companies and educational background;
          (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the written and signed agreement of the candidate to complete a Trustees' questionnaire if elected; (iv) the Nominating Shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the Nominating Shareholder and any Associated Person of the Nominating Shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Shareholder. "Associated Person of the Nominating Shareholder" as used in this paragraph 4 means any person required to be identified pursuant to clause (v) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Shareholder or (b) any person required to be identified pursuant to clause (v).


The Committee may require the Nominating Shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Shareholder to serve on the Board. If the Nominating Shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  HIGHLAND  CAPITAL  MULTI-STRATEGY  FUND
            --------------------------------------------------------------------

By (Signature  and Title)*   /S/ JAMES D. DONDERO
                           -----------------------------------------------------
                         James D. Dondero, Chief Executive Officer and President (principal executive officer)

Date              9/8/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /S/ JAMES D. DONDERO
                         -----------------------------------------------------
                         James D. Dondero, Chief Executive Officer and President (principal executive officer)

Date                       9/8/08
    ----------------------------------------------------------------------------

By (Signature and Title)*     /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                         M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
                         (principal financial officer)

Date                       9/8/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.